Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	431,808,000	431,808,000
Ordinary shares, shares issued	21,107,364	21,107,364
Ordinary shares, shares outstanding	21,107,364	21,107,364
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	58,192,000	58,192,000
Ordinary shares, shares issued	8,192,000	8,192,000
Ordinary shares, shares outstanding	8,192,000	8,192,000